Intangible Assets - Additional Information (Detail) - GBP (£) £ in Thousands	9 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Intangible assets, carrying value	£ 4,896	£ 4,753
Patents [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, carrying value	4,800	4,600
Intangible assets, acquired	500
Computer Software [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, carrying value	£ 100	£ 200